SEGMENTED INFORMATION (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Geographic Segments [Abstract]
Net gain (loss)	$ (3,525,997)	$ (4,102,608)	$ (4,874,082)
Assets	4,560,831	5,489,326
Canada [Member]
Geographic Segments [Abstract]
Net gain (loss)	(3,175,742)	(4,192,087)
Assets	291,183	1,342,697
USA [Member]
Geographic Segments [Abstract]
Net gain (loss)	(350,255)	89,479
Assets	$ 4,269,648	$ 4,146,629